CLIFFORD CHANCE US LLP 31 WEST 52ND STREET NEW YORK, NY 10019-6131 TEL +1 212 878 8000 FAX +1 212 878 8375 www.cliffordchance.com

Our reference: 80-20703012

Direct Dial: +1 212 878 8489

E-mail: leonard.mackey@cliffordchance.com

June 28, 2016

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

VIA EDGAR

Re:	The Select Sector SPDR Trust: Securities Act File No. 333-57791

Post-Effective Amendment No. 32; Investment Company Act File No. 811-08837

Amendment No. 35

Ladies and Gentlemen:

On behalf of our client, The Select Sector SPDR Trust (the “Trust”), attached herewith for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is the above-referenced Post-Effective Amendment No. 32 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the 1933 Act, and the above referenced Amendment No. 35 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended.

Please contact me at (212) 878-8489 with any questions or comments.

Sincerely,

/s/ Leonard B. Mackey, Jr.
Leonard B. Mackey, Jr.